UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-04448

UBS Master Series, Inc.
(Exact name of registrant as specified in charter)

1285 Avenue of the Americas, New York, New York		10019-6028
(Address of principal executive offices)		(Zip code)

Mark F. Kemper, Esq. UBS Global Asset Management 1285 Avenue of the Americas New York, NY 10019-6028
(Name and address of agent for service)

Copy to: Jack W. Murphy, Esq. Dechert LLP 1775 I Street, N.W. Washington, DC 20006-2401

Registrant’s telephone number, including area code:		212-821 3000

Date of fiscal year end:	February 28

Date of reporting period:	May 31, 2011

Item 1.  Schedule of Investments

UBS Money Market Fund

Schedule of investments – May 31, 2011 (unaudited)

Security description	Face amount ($)	Value ($)
US government and agency obligations—21.30%
Federal Home Loan Bank
0.270%, due 06/30/11[1]	250,000	250,000
0.210%, due 08/04/11[2]	500,000	499,813
0.040%, due 08/09/11[2]	250,000	249,981
0.260%, due 11/23/11	150,000	149,976
Federal Home Loan Mortgage Corp.*
0.110%, due 10/24/11[2]	250,000	249,889
Federal National Mortgage Association*
0.078%, due 07/11/11[2]	250,000	249,978
US Treasury Notes
1.000%, due 10/31/11	250,000	250,822
4.750%, due 01/31/12	250,000	257,413
0.875%, due 02/29/12	250,000	250,958
4.500%, due 03/31/12	150,000	155,190
0.750%, due 05/31/12	100,000	100,513
Total US government and agency obligations (cost—$2,664,533)		2,664,533

Commercial paper[2]—35.50%
Asset backed-miscellaneous—21.98%
Atlantic Asset Securitization LLC
0.200%, due 06/01/11	250,000	250,000
Chariot Funding LLC
0.140%, due 06/14/11	250,000	249,987
Jupiter Securitization Co. LLC
0.250%, due 06/08/11	250,000	249,988
Liberty Street Funding LLC
0.190%, due 08/15/11	250,000	249,901
LMA Americas LLC
0.200%, due 08/08/11	250,000	249,906
Market Street Funding LLC
0.200%, due 07/26/11	250,000	249,924
Old Line Funding Corp.
0.260%, due 06/06/11	250,000	249,991
Regency Markets No. 1 LLC
0.170%, due 06/15/11	250,000	249,983
Thames Asset Global Securitization No. 1
0.150%, due 06/13/11	250,000	249,987
Thunderbay Funding
0.250%, due 06/07/11	250,000	249,990
Windmill Funding Corp.
0.140%, due 06/16/11	250,000	249,985
		2,749,642
Asset backed-security—2.00%
Argento Variable Funding Co. LLC
0.240%, due 08/08/11	250,000	249,887

Banking-non-US—4.00%
Commonwealth Bank of Australia
0.260%, due 06/07/11	250,000	249,989
Svenska Handelsbanken, Inc.
0.270%, due 06/17/11	250,000	249,970
		499,959

UBS Money Market Fund

Schedule of investments – May 31, 2011 (unaudited)

Security description	Face amount ($)	Value ($)
Commercial paper[2]—(concluded)
Banking-US—5.52%
ING (US) Funding LLC
0.240%, due 08/05/11	191,000	190,917
Nordea N.A., Inc.
0.150%, due 07/19/11	250,000	249,950
Rabobank USA Financial Corp.
0.270%, due 07/05/11	250,000	249,937
		690,804
Pharmaceuticals—2.00%
Sanofi-Aventis
0.240%, due 06/16/11	250,000	249,975
Total commercial paper (cost—$4,440,267)		4,440,267

Repurchase agreements—43.20%
Repurchase agreement dated 05/31/11 with Barclays Bank PLC, 0.110% due 06/01/11, collateralized by $1,985,300 US Treasury Notes, 1.500% due 12/31/13; (value—$2,040,068); proceeds: $2,000,006	2,000,000	2,000,000
Repurchase agreement dated 05/31/11 with Deutsche Bank Securities, Inc., 0.110% due 06/01/11 collateralized by $3,061,000 Federal Home Loan Bank obligations, zero coupon due 06/24/11 (value—$3,060,969); proceeds: $3,000,009	3,000,000	3,000,000
Repurchase agreement dated 05/31/11 with State Street Bank & Trust Co., 0.010% due 06/01/11, collateralized by $411,109 US Treasury Notes, 1.750% due 05/31/16; (value—$411,141); proceeds: $403,000	403,000	403,000
Total repurchase agreements (cost—$5,403,000)		5,403,000
Total investments (cost—$12,507,800 which approximates cost for federal income tax purposes)[3]—100.00%		12,507,800
Other assets in excess of liabilities—0.00%		451
Net assets (applicable to 9,581,854; 18,571 and 2,905,659 shares of common stock outstanding of Class A, Class B and Class C, respectively, each equivalent to $1.00 per share)—100.00%		12,508,251

*

On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship, and the US Treasury guaranteed the debt issued by those organizations.

1	Variable or floating rate security. The interest rate shown is the current rate as of May 31, 2011 and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.
2	Rates shown are the discount rates at date of purchase.
3

Investments are valued at amortized cost. Periodic review and monitoring of the valuation of securities held by the Fund is performed in an effort to ensure that amortized cost approximates market value.

US generally accepted accounting principles require disclosure surrounding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1 — Unadjusted quoted prices in active markets for identical investments.

Level 2 — Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.

Level 3 — Unobservable inputs inclusive of the Fund’s own assumptions in determining the fair value of investments.

In January 2010, FASB issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements”.  ASU No. 2010-06 will require reporting entities to make new disclosures about amounts and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements as well as inputs and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3, and information on purchases, sales, issuances and settlements on a gross basis in the reconciliation of activity in Level 3 fair value measurements. The new and revised disclosures have been implemented for annual and interim periods beginning after December 15, 2009 except for the disclosures surrounding purchases, sales, issuances and settlements on a gross basis in the reconciliation of Level 3 fair value measurements, which have been implemented for annual and interim periods beginning after December 15, 2010.

The following is a summary of the fair valuations according to the inputs used as of May 31, 2011 in valuing the Fund’s investments:

	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
US government and agency obligations	—	2,664,533	—	2,664,533
Commercial paper	—	4,440,267	—	4,440,267
Repurchase agreements	—	5,403,000	—	5,403,000
Total	—	12,507,800	—	12,507,800

Issuer breakdown by country of origin

Percentage of total investments (%)
United States	92.0
Australia	2.0
France	2.0
Sweden	2.0
United Kingdom	2.0
Total	100.0

Weighted average maturity — 42 days

For more information regarding the Fund’s other significant accounting policies, please refer to the Fund’s annual report to shareholders dated February 28, 2011.

Item 2.  Controls and Procedures.

(a)            The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)           The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

(a)                Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act are attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UBS Master Series, Inc.

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	July 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	July 29, 2011

By:	/s/ Thomas Disbrow
Thomas Disbrow
Vice President and Treasurer

Date:	July 29, 2011